UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                           Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:   06/30
                          --------
Date of reporting period: 03/31/09
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 19.7%
$       350,000    Manistee MI Area Pub Schs UTGO Prerefunded @ 100                     5.875               5/1/09     $    351,089
        200,000    Whitehall OH CSD UTGO BANS (Sch Facs Constr)                         2.500              5/13/09          200,232
        495,000    Willard OH Var Purp Impt LTGO BANS                                   3.750              5/27/09          496,340
        100,000    FL St Brd Ed Cap Outlay UTGO (Pub Ed) Ser A                          4.100               6/1/09          100,471
        300,000    Lebanon OH Rd Impt UTGO BANS                                         3.000              6/23/09          300,403
        500,000    FL Hurricane Catastrophe Fd Fin Corp Rev                             5.000               7/1/09          503,561
        350,000    FL St Dept Environmental Protection Preservation Rev (FL Forever)    5.000               7/1/09          352,520
        300,000    Gilbert AZ LTGO                                                      4.000               7/1/09          301,381
        620,000    Orlando FL Commn Util Sys Rev                                        5.250               7/1/09          625,873
        370,000    Columbiana OH Elec Sys Impt GO BANS                                  2.650               7/9/09          370,247
        175,000    Palm Beach Co FL Sch Brd COP Ser A                                   3.750               8/1/09          175,991
        300,000    Columbiana OH Var Purp UTGO BANS                                     2.850              9/15/09          300,404
        495,000    Dade Co FL UTGO Ser DD                                               7.700              10/1/09          508,830
        200,000    JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 18                  5.000              10/1/09          203,866
        200,000    Orlando FL Utils Commn Wtr & Elec Rev                                6.000              10/1/09          204,211
        515,000    St Petersburg FL Excise Tax Rev                                      5.000              10/1/09          520,712
        100,000    Tallahassee FL Cons Util Sys Rev                                     3.000              10/1/09          100,345
        100,000    Tampa FL Wtr & Swr Rev                                               5.500              10/1/09          102,129
        200,000    Escambia Co FL Hlth Facs Rev (Ascension Hlth Credit) Ser A-1
                      Prerefunded @ 101                                                 5.750             11/15/09          207,304
        300,000    Niles OH UTGO BANS                                                   3.500             11/19/09          301,117
        135,000    Broward Co FL Parks & Land Preservation UTGO                         3.000               1/1/10          136,826
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $  6,363,852
-----------------------------------------------------------------------------------------------------------------------------------

                   FLOATING & VARIABLE RATE DEMAND NOTES -- 80.8%
        700,000    Alachua Co FL Hlth Facs Rev (Shands Teaching Hosp)
                      Ser A (LOC: Suntrust Bank)                                        0.350               4/1/09          700,000
        385,000    Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                      (LOC: HSBC Bank)                                                  0.480               4/1/09          385,000
        900,000    Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)            0.500               4/1/09          900,000
        700,000    Cuyahoga Co OH Hosp Rev (Univ Hosp Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        0.300               4/1/09          700,000
        200,000    Dade Co FL IDA IDR (Dolphins Stadium) (LOC: Societe Generale)        0.550               4/1/09          200,000
        400,000    Jacksonville FL Hlth Fac Auth Hosp Rev Ser C
                      (LOC: Bank of America NA)                                         0.350               4/1/09          400,000
        100,000    Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                  0.570               4/1/09          100,000
        610,000    Manatee Co FL PCR (FL Pwr & Light Co)                                0.550               4/1/09          610,000
        605,000    Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                          0.500               4/1/09          605,000
        300,000    Montgomery Co OH Rev (Catholic Hlth) Ser B
                      (SPA: Bayerische Landesbank)                                      0.450               4/1/09          300,000
        500,000    OH St Univ General Rcpts Ser B                                       0.330               4/1/09          500,000
        600,000    Orange Co FL Edl Facs Auth Rev (Rollins College)
                      (LOC: Bank of America NA)                                         0.350               4/1/09          600,000
        400,000    Orange Co FL HFA Multifamily Rev (Post Fountains) (LOC: FNMA)        0.500               4/1/09          400,000
        850,000    Orange Co FL HFA Rev (LOC: FHLMC)                                    0.500               4/1/09          850,000
      1,000,000    Orange Co FL Hlth Facs Auth (Orlando Regl Hlthcare)
                      Ser A-1 (SPA: Dexia Credit Local)                                 1.100               4/1/09        1,000,000
        700,000    Orange Co FL Sch Brd COP Ser E (LOC: Wachovia Bank)                   0.35               4/1/09          700,000
        300,000    Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)      0.540               4/1/09          300,000
        300,000    Pinellas Co FL Edl Facs Auth Rev (LOC: Suntrust Bank)                0.700               4/1/09          300,000
        800,000    Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                        0.550               4/1/09          800,000
        900,000    Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                      (LOC: Northern Trust Co)                                          0.300               4/1/09          900,000
      1,050,000    Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)              0.500               4/1/09        1,050,000
      1,175,000    Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                   0.500               4/2/09        1,175,000
      1,000,000    Duval Co FL HFA MFH Rev (Sunbeam Road Apts) (LOC: US Bank NA)        0.470               4/2/09        1,000,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 80.8%
                   (CONTINUED)
$       400,000    FL Hsg Fin Corp MFH Rev (Victoria Park) (LOC: FNMA)                  0.500               4/2/09     $    400,000
        385,000    Hillsborough Co FL IDR (Mosi-Charter Sch A)
                      (LOC: Bank of America NA)                                         0.600               4/2/09          385,000
        250,000    Hillsborough Co FL Rev (Carrollwood Day) (LOC: Wells Fargo Bank)     0.470               4/2/09          250,000
        300,000    JEA FL Dist Energy Sys Rev (LOC: State Street Bank & Trust Co)       0.500               4/2/09          300,000
      1,000,000    Leesburg FL Hosp Rev (Villages Regl Hosp B) (LOC: ScotiaBank)        0.470               4/2/09        1,000,000
      1,000,000    Marion Co FL IDA IDR (Hospice of Marion Co Inc)
                      (LOC: Wachovia Bank)                                              0.500               4/2/09        1,000,000
        585,000    Montgomery Co OH Hlthcare Facs Rev (South Cmnty Inc)
                      (LOC: National City Bank)                                         0.690               4/2/09          585,000
        900,000    Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)  0.570               4/2/09          900,000
        900,000    Palm Beach Co FL Rev (Henry Morrison Flagler)
                      (LOC: Northern Trust Bank)                                        0.600               4/2/09          900,000
        500,000    Palm Beach Co FL Rev (Raymond F Kravis Ctr)
                      (LOC: Northern Trust Co)                                          0.470               4/2/09          500,000
      1,000,000    Port Orange FL Rev (Palmer College) (LOC: LaSalle Bank NA)           0.550               4/2/09        1,000,000
        800,000    Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank PLC) 1.200               4/2/09          800,000
        900,000    Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)      0.470               4/2/09          900,000
        900,000    Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)      0.480               4/2/09          900,000
        800,000    Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)           0.470               4/2/09          800,000
        930,000    Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)
                   (LOC: Fifth Third Bank)                                              3.900               4/3/09          930,000
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $ 26,025,000
-----------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 100.5%
                   (Amortized Cost $32,388,852)                                                                        $ 32,388,852

                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                                                         (162,004)
-----------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                $ 32,226,848
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY        MARKET
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.4%
$     1,035,000    Reading OH Rev (St Mary's Ed Institute)                              5.550               2/1/10     $  1,047,813
        525,000    Kings OH LSD GO Prerefunded @ 101                                    6.050              12/1/10          575,096
      1,000,000    Summit Co OH GO Prerefunded @ 101                                    6.000              12/1/10        1,094,600
        105,000    Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                              9.000               6/1/11          114,038
      1,000,000    Lorain Co OH Hosp Rev (Catholic Hlth)                                5.625              10/1/11        1,049,470
      1,000,000    Hamilton Co OH Swr Sys Rev                                           5.500              12/1/11        1,103,240
      1,000,000    Pickerington OH LSD UTGO Prerefunded @ 100                           5.250              12/1/11        1,108,080
      1,750,000    Eaton OH CSD GO Prerefunded @ 101                                    5.000              12/1/12        1,995,945
      1,000,000    Monroe OH LSD UTGO Prerefunded @ 100                                 5.000              12/1/12        1,131,010
        250,000    OH St Higher Ed Fac (Xavier Univ) Prerefunded @ 100                  5.000               5/1/13          279,815
        500,000    Ross Twp OH LSD UTGO Prerefunded @ 100                               5.000              12/1/13          572,430
      1,480,000    Lakewood OH CSD GO Prerefunded @ 100                                 5.250              12/1/14        1,725,650
        660,000    West Chester Twp OH GO                                               5.500              12/1/14          722,766
        400,000    Warren OH Wtr Wrks Rev                                               5.500              11/1/15          424,944
        760,000    Buckeye Valley OH LSD GO                                             6.850              12/1/15          870,063
        570,000    Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                      7.400               1/1/16          670,155
      2,750,000    Little Miami OH LSD GO Prerefunded @ 100                             5.000              12/1/16        3,215,354
      1,000,000    Lorain Co OH Hosp Rev (Catholic Hlth Partners)                       5.500               9/1/19        1,013,020
      1,000,000    Lucas Co OH Hosp Rev (Promedica Hlth Grp)                            5.625             11/15/19          994,640
      1,085,000    West Clermont OH LSD GO                                              5.000              12/1/19        1,151,272
        850,000    West Chester Twp OH GO                                               5.000              12/1/20          884,629
      1,210,000    Cincinnati OH Tech College Rev                                       5.250              10/1/21        1,161,794
      1,185,000    Akron OH Impt GO                                                     5.000              12/1/22        1,212,374
        765,000    Fairfield Co OH GO                                                   5.000              12/1/22          790,245
      1,050,000    Harrison OH Wst Wtr Sys Rev                                          5.250              11/1/23        1,079,180
      1,000,000    Akron OH Var Purp GO                                                 5.000              12/1/23        1,015,720
        450,000    Columbus OH TIF Rev (Polaris)                                        4.750              12/1/23          423,684
        865,000    Fairfield Co OH GO                                                   5.000              12/1/23          875,925
      1,000,000    OH St Higher Ed Fac Rev (Univ Dayton)                                5.000              12/1/23          965,650
      1,000,000    Toledo OH CSD GO                                                     5.000              12/1/23        1,009,870
      1,000,000    Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                    5.000              5/15/24          921,050
        400,000    Springboro OH Swr Sys Rev                                            5.000               6/1/24          394,124
      2,000,000    Canal Winchester OH LSD UTGO                                         4.750              12/1/24        2,005,519
        825,000    Parma OH GO                                                          4.750              12/1/24          815,075
      1,000,000    Columbus OH Arpt Rev                                                 5.000               1/1/25          971,270
      1,040,000    Franklin Co OH Hosp Rev (Children's Hosp)                            5.000               5/1/25          988,104
        810,000    Big Walnut OH LSD GO                                                 5.000              12/1/25          833,725
      1,000,000    Univ of Cincinnati OH General Rcpts                                  4.750               6/1/26          988,380
      1,500,000    Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                   5.125             11/15/26        1,263,135
      1,090,000    Fairborn OH CSD GO                                                   5.000              12/1/26        1,125,698
      1,000,000    Kings OH LSD Impt UTGO                                               5.000              12/1/26        1,019,660
      1,000,000    Lakewood OH CSD Facs Impt UTGO                                       5.000              12/1/26        1,013,980
      1,500,000    OH St Higher Ed Fac Rev (Univ Dayton)                                5.000              12/1/26        1,440,375
      2,100,000    Oregon OH CSD GO                                                     5.000              12/1/27        2,141,138
      1,000,000    OH St Higher Edl Fac Commn Rev (Xavier Univ C)                       5.750               5/1/28          970,650
      1,830,000    Columbus OH CSD Impt UTGO                                            5.000              12/1/28        1,864,679
      1,185,000    Delaware OH GO                                                       5.000              12/1/28        1,205,299
        890,000    Licking Heights OH LSD GO                                            6.400              12/1/28        1,041,078
      1,000,000    Mason OH Swr Sys Rev                                                 5.000              12/1/28          792,530
      1,500,000    Reynoldsburg OH CSD Facs Constr & Impt UTGO                          5.250              12/1/28        1,537,185
      1,000,000    Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)            5.000              10/1/29          989,880
        320,000    Brookfield LSD OH Sch Facs Impt UTGO                                 5.000              1/15/30          319,565
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $ 54,920,571
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY        MARKET
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 2.2%
$     1,000,000    Cuyahoga Co OH Hosp Rev (Univ Hosp Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        0.300               1/1/16     $  1,000,000
         75,000    OH St Higher Ed Fac Pooled Fin (1998) (LOC: Fifth Third Bank)        3.250               9/1/18           75,000
        200,000    Cuyahoga Co OH Rev (Cleveland Clinic) Subser B1
                      (SPA: JPMorgan Chase Bank)                                        0.350               1/1/39          200,000
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $  1,275,000
-----------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 98.6%
                   (Amortized Cost $55,282,196)                                                                        $ 56,195,571

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                                            769,453
-----------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                $ 56,965,024
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.8%
$       400,000    Deer Park - Silverton OH Jt Fire Dist LTGO BANS                      3.500               4/7/09     $    400,049
      1,250,000    Brookville OH UTGO BANS                                              2.750              4/23/09        1,250,372
      2,400,000    Whitehall OH CSD UTGO BANS (Sch Facs Constr)                         2.500              5/13/09        2,402,783
      1,900,000    Fayette Co OH Courthouse LTGO BANS                                   2.400              5/14/09        1,900,000
      2,740,000    Strongsville OH Var Purp LTGO BANS Ser 2                             3.250              5/14/09        2,741,453
      1,145,000    Greene Co OH Var Purp UTGO BANS                                      2.750              5/19/09        1,146,116
      1,265,000    Gates Mills OH Var Purp Impt LTGO BANS                               3.250              5/21/09        1,266,882
      3,000,000    Ironton OH CSD LTGO BANS                                             4.750              5/27/09        3,011,589
      2,445,000    Ashtabula Co OH LTGO BANS                                            2.150              5/28/09        2,445,000
      4,395,000    Cincinnati OH CSD LTGO BANS                                          2.500              5/28/09        4,397,456
        400,000    Univ of Cincinnati OH COP Univ Ctr                                   5.000               6/1/09          402,573
        500,000    Univ of Cincinnati OH General Rcpts Ser A                            3.500               6/1/09          501,939
        505,000    Univ of Cincinnati OH General Rcpts Ser A                            5.500               6/1/09          508,499
      3,690,000    Middletown OH CSD Sch Impt UTGO BANS                                 2.500               6/3/09        3,692,512
      1,000,000    Tiffin OH Cap Impt LTGO BANS                                         2.500               6/4/09        1,000,692
      2,000,000    Niles OH Swr Sys Impt LTGO BANS                                      2.750               7/1/09        2,001,716
      1,250,000    AMP OH Elec Rev BANS (Woodville)                                     2.750              7/17/09        1,250,913
      1,810,000    Kirtland OH Var Purp LTGO BANS                                       2.350              7/23/09        1,811,377
        400,000    OH St Higher Ed Cap Facs Ser II-A                                    5.000               8/1/09          403,883
      5,000,000    Columbus OH CSD UTGO BANS                                            1.850              8/13/09        5,010,926
      1,995,000    AMP OH Elect Rev BANS (Cleveland Pub Pwr)                            2.250              8/14/09        1,995,735
      2,685,000    Jackson Co OH Var Purp Impt LTGO BANS                                2.550               9/3/09        2,690,049
      4,500,000    Union Twp OH TIF Rev BANS                                            3.000              9/15/09        4,520,285
      1,722,000    Warrensville Heights OH Var Purp Impt LTGO BANS                      2.850              9/17/09        1,728,677
      3,500,000    Cuyahoga Heights OH Var Purp UTGO BANS                               3.500              9/23/09        3,508,207
        140,000    OH St Bldg Auth Facs (Adult Correctl) Ser A Prerefunded @ 101        5.500              10/1/09          143,676
      1,800,000    Portage Co OH UTGO BANS                                              3.250              10/2/09        1,802,212
      4,000,000    Ashland OH Var Purp Impt B LTGO BANS                                 3.500             10/15/09        4,010,549
      1,000,000    Kent OH Var Purp UTGO BANS                                           3.750             10/15/09        1,002,365
      4,000,000    AMP OH UTGO BANS                                                     2.250             10/29/09        4,005,759
      2,050,000    AMP OH Var Purp UTGO BANS                                            3.750             10/29/09        2,052,920
      2,300,000    Springboro OH BANS (Real Estate Acq)                                 4.500             10/29/09        2,309,673
      1,680,000    Celina OH Var Purp LTGO BANS                                         3.800              11/5/09        1,685,377
      2,320,000    Hillsboro OH BANS (Emergency Dept)                                   3.300              11/5/09        2,327,500
      2,150,000    Cincinnati OH EDR BANS (Columbia Sq) Ser D                           3.000              11/6/09        2,153,147
      1,711,500    AMP OH Elec Rev BANS (Hubbard)                                       3.750             11/11/09        1,713,048
      1,450,000    Trotwood OH Cap Facs Impt A UTGO BANS                                3.625             11/12/09        1,453,264
      3,900,000    Niles OH UTGO BANS                                                   3.500             11/19/09        3,914,527
      1,633,000    AMP OH Elec Rev BANS (Bowling Green)                                 3.000             11/24/09        1,637,189
      3,300,000    Mahoning Co OH Var Purp LTGO BANS                                    4.450             11/24/09        3,317,684
        150,000    OH St Univ General Rcpts Ser A                                       5.000              12/1/09          153,895
        275,000    OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                           5.000              12/1/09          282,279
      2,500,000    Harrison OH Wst Wtr Sys Impt LTGO BANS                               2.700             12/10/09        2,507,637
      1,180,000    AMP OH Elec Sys BANS (Brewster)                                      3.000               1/8/10        1,182,247
        785,000    Defiance OH CSD UTGO BANS                                            4.350              1/13/10          798,628
        652,000    AMP OH BANS (Seville Village)                                        3.000              1/15/10          653,274
      3,100,000    Westlake OH Var Purp LTGO BANS                                       1.250              1/28/10        3,106,332
      1,500,000    Lyndhurst OH LTGO BANS                                               2.000               3/3/10        1,504,073
      1,800,000    Franklin OH LTGO BANS                                                2.500               3/9/10        1,808,258
      2,300,000    Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                         2.500              3/10/10        2,315,938
      2,545,000    Willowick OH Var Purp Impt LTGO BANS                                 2.500              3/10/10        2,550,831
      1,745,000    Hamilton Twp OH Infra LTGO BANS                                      2.850              3/17/10        1,754,820
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $104,136,785
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.6%
$       600,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser A
                      (LOC: Bank of America NA)                                         0.300               4/1/09     $    600,000
        635,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                      (LOC: Wachovia Bank NA)                                           0.400               4/1/09          635,000
      3,000,000    Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)   0.850               4/1/09        3,000,000
      1,300,000    Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) (LOC: Key Bank NA)   1.150               4/1/09        1,300,000
      2,600,000    Cuyahoga Co OH Hosp Rev (Univ Hosp Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        0.300               4/1/09        2,600,000
      5,400,000    Cuyahoga Co OH Rev (Cleveland Clinic) (SPA: Bank of Nova Scotia)     0.350               4/1/09        5,400,000
      1,290,000    Hamilton Co OH EDR (The General Prostestant)
                      (LOC: National City Bank)                                         0.640               4/1/09        1,290,000
      1,720,000    Hamilton Co OH Hlthcare Facs Rev (Deaconess)
                      (LOC: JPMorgan Chase Bank)                                        0.470               4/1/09        1,720,000
      2,400,000    Hamilton Co OH Hosp Facs Rev (Eliz Gamble) Ser A
                      (LOC: JPMorgan Chase Bank)                                        0.500               4/1/09        2,400,000
      3,655,000    Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)               0.850               4/1/09        3,655,000
      3,900,000    Middletown OH Dev Rev (Bishop-Fenwick HS)
                      (LOC: JPMorgan Chase Bank)                                        0.450               4/1/09        3,900,000
      6,700,000    Montgomery Co OH Rev (Catholic Hlth) Ser B
                      (SPA: Bayerische Landesbank)                                      0.450               4/1/09        6,700,000
      1,500,000    OH St Air Quality Dev Auth PCR (FirstEnergy A) (LOC: Keybank NA)     0.650               4/1/09        1,500,000
      2,700,000    OH St Air Quality Dev Auth PCR (FirstEnergy B)
                      (LOC: Bank of America NA)                                         0.300               4/1/09        2,700,000
      3,050,000    OH St Air Quality Dev Auth PCR (FirstEnergy B)
                      (LOC: Barclays Bank PLC)                                          0.400               4/1/09        3,050,000
     11,100,000    OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Wachovia Bank)  0.500               4/1/09       11,100,000
      5,500,000    OH St Higher Ed Fac (Case Western)
                      (SPA: Landesbank Hessen-Thuringen)                                0.150               4/1/09        5,500,000
      1,500,000    OH St Higher Ed Fac Rev (Case Western)
                      (SPA: Landesbank Hessen-Thuringen)                                0.360               4/1/09        1,500,000
      2,000,000    OH St Higher Edl Fac Rev (Case Western Reserve A)
                      (LOC: Allied Irish Bank PLC)                                      0.650               4/1/09        2,000,000
      2,360,000    OH St Infra Impt UTGO Ser B                                          0.290               4/1/09        2,360,000
     10,100,000    OH St Infra Impt UTGO Ser B                                          0.200               4/1/09       10,100,000
        900,000    OH St PCR (Sohio Air)                                                0.400               4/1/09          900,000
      1,000,000    OH St PCR (Sohio Wtr)                                                0.550               4/1/09        1,000,000
      2,100,000    OH St Univ General Rcpts                                             0.150               4/1/09        2,100,000
        885,000    OH St Univ General Rcpts Ser B                                       0.150               4/1/09          885,000
      4,270,000    OH St Univ General Rcpts Ser B                                       0.330               4/1/09        4,270,000
      7,000,000    OH St UTGO (Common Schs) Ser A                                       0.200               4/1/09        7,000,000
      5,000,000    OH St UTGO (Common Schs) Ser B                                       0.200               4/1/09        5,000,000
        500,000    OH St Wtr Dev Auth PCR (FirstEnergy Nuclear B)
                      (LOC: Wachovia Bank NA)                                           0.470               4/1/09          500,000
      7,450,000    OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy)
                      (LOC: Barclays Bank PLC)                                          0.450               4/1/09        7,450,000
     12,445,000    OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)           0.800               4/1/09       12,445,000
      2,400,000    Wooster OH IDR (Allen Group Inc) (LOC: Wachovia Bank)                0.570               4/1/09        2,400,000
      3,940,000    Akron Bath Copley OH Jt Twp Hosp Dist Rev
                      (Summa Hlth Sys B) (LOC: Bank One NA)                             0.510               4/2/09        3,940,000
     10,000,000    Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summner Proj)
                      (LOC: KBC Bank NV)                                                0.650               4/2/09       10,000,000
        500,000    Allen Co OH Hlthcare Facs Rev (Mennonite Mem Home)
                      (LOC: Wells Fargo Bank NA)                                        0.470               4/2/09          500,000
      2,780,000    Austin Trust Ctfs Ser 2008-3310 (Lorain Co OH)
                      (SPA: Bank of America NA)                                         0.890               4/2/09        2,780,000
      7,150,000    Butler Co OH Hlthcare Facs Rev (Lifesphere) (LOC: US Bank NA)        0.450               4/2/09        7,150,000
      2,275,000    Cambridge OH Hosp Facs Rev (Southeast OH Regl Med)
                      (LOC: National City Bank)                                         0.640               4/2/09        2,275,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.6%
                   (CONTINUED)
$     1,940,000    Carroll Co OH Hlthcare Facs Rev (St Johns Village)
                      (LOC: National City Bank)                                         0.640               4/2/09     $  1,940,000
      2,600,000    Cleveland OH Arpt Sys Rev Ser D (LOC: US Bank NA)                    0.470               4/2/09        2,600,000
      3,005,000    Columbiana Co OH Rev (East Liverpool Area Y)
                      (LOC: National City Bank)                                         0.540               4/2/09        3,005,000
      3,720,000    Columbus OH Regl Arpt Auth Cap Fdg Rev (OASBO Pooled Fin)
                      (LOC: US Bank NA)                                                 0.470               4/2/09        3,720,000
      3,240,000    Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                     0.470               4/2/09        3,240,000
         80,000    Coshocton Co OH Hosp (Echoing Hills Village)
                      (LOC: JPMorgan Chase Bank)                                        1.550               4/2/09           80,000
      1,945,000    Coshocton Co OH Hosp Facs Rev (Mem Hosp)
                      (LOC: Bank One Chicago NA)                                        0.450               4/2/09        1,945,000
      1,285,000    Cuyahoga Co OH Civic Facs (West Side Ecumenical)
                      (LOC: Key Bank NA)                                                1.150               4/2/09        1,285,000
      1,315,000    Cuyahoga Co OH EDR (Cleveland Botanical)
                      (LOC: Allied Irish Bank PLC)                                      1.490               4/2/09        1,315,000
      5,065,000    Cuyahoga Co OH Hlthcare Facs Rev (A M McGregor Home)
                      (LOC: Keybank NA)                                                 0.580               4/2/09        5,065,000
      1,755,000    Cuyahoga Co OH MFH Rev (St Vitus Village Apts)
                      (LOC: Keybank NA)                                                 1.150               4/2/09        1,755,000
        905,000    Franklin Co OH Hlth Facs (Heinzerling Fndtn)
                      (LOC: JPMorgan Chase Bank)                                        0.950               4/2/09          905,000
      6,100,000    Franklin Co OH Hosp Rev Impt (US Hlth Corp) (LOC: US Bank)           0.410               4/2/09        6,100,000
      2,485,000    Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)              0.440               4/2/09        2,485,000
      2,500,000    Hamilton Co OH Hlthcare (Life Enriching Cmntys B)
                      (LOC: PNC Bank NA)                                                0.470               4/2/09        2,500,000
      3,515,000    Hamilton Co OH Hlthcare Facs Rev (Children's Home Cincinnati)
                      (LOC: US Bank NA)                                                 0.490               4/2/09        3,515,000
      1,050,000    Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)               0.500               4/2/09        1,050,000
      2,980,000    Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                      (LOC: PNC Bank NA)                                                0.470               4/2/09        2,980,000
        600,000    Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 2000
                      (LOC: JPMorgan Chase Bank)                                        0.470               4/2/09          600,000
        505,000    Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                0.470               4/2/09          505,000
      1,545,000    Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                      (LOC: US Bank NA)                                                 0.470               4/2/09        1,545,000
      3,670,000    Henry Co OH Fac Impt Rev (Henry Co Hosp) (LOC: Key Bank NA)          0.850               4/2/09        3,670,000
     10,900,000    Kent St Univ OH Univ Revs General Rcpts Ser B
                      (LOC: Bank of America NA)                                         0.300               4/2/09       10,900,000
      4,910,000    Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)           0.460               4/2/09        4,910,000
      1,710,000    Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                 0.750               4/2/09        1,710,000
      5,000,000    Mahoning Co OH Hsg Rev (Youngstown St Univ)
                      (LOC: National City Bank)                                         0.540               4/2/09        5,000,000
        820,000    Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)
                      (LOC: Bank One NA)                                                0.950               4/2/09          820,000
        665,000    Montgomery Co OH Hlthcare Facs Rev (South Cmnty Inc)
                      (LOC: National City Bank)                                         0.690               4/2/09          665,000
      1,400,000    OH St Higher Ed Fac Rev (Marietta College)
                      (LOC: JPMorgan Chase Bank)                                        0.470               4/2/09        1,400,000
      1,450,000    OH St Higher Ed Fac Rev (Mt Union College)
                      (LOC: JPMorgan Chase Bank)                                        0.550               4/2/09        1,450,000
      4,900,000    OH St Higher Edl Fac Rev (College Mt St Joseph)
                      (LOC: Fifth Third Bank)                                           2.100               4/2/09        4,900,000
      2,000,000    OH St Higher Edl Fac Rev (Otterbein College)
                      (LOC: JPMorgan Chase Bank)                                        2.000               4/2/09        2,000,000
        440,000    OH St Higher Edl Fac Rev (Xavier Univ) (LOC: US Bank NA)             0.370               4/2/09          440,000
        700,000    OH St Univ General Rcpts Rev                                         0.300               4/2/09          700,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.6%
                   (CONTINUED)
$     4,445,000    Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp)
                      Ser A (LOC: JPMorgan Chase Bank)                                  0.510               4/2/09     $  4,445,000
        630,000    Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo Suppl)
                      (LOC: US Bank NA)                                                 3.200               4/2/09          630,000
      3,210,000    Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo)
                      (LOC: US Bank NA)                                                 3.200               4/2/09        3,210,000
      3,000,000    Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev
                      (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)               0.470               4/2/09        3,000,000
      4,850,000    Puerto Rico Cmnwlth UTGO A-8 (LOC: Wachovia Bank)                    0.270               4/2/09        4,850,000
      3,750,000    Puerto Rico Cmnwlth UTGO A-9 (LOC: Wachovia Bank)                    0.270               4/2/09        3,750,000
      6,410,000    Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                      (LOC: JPMorgan Chase Bank)                                        0.510               4/2/09        6,410,000
        900,000    Salem OH Hosp Rev Impt (Salem Cmnty)
                      (LOC: JPMorgan Chase Bank)                                        0.450               4/2/09          900,000
      1,165,000    Summit Co OH Rev (Neighborhood Dev Corp)
                      (LOC: National City Bank)                                         0.690               4/2/09        1,165,000
      4,300,000    Toledo OH Spl Assess Nts (LOC: State Street B&T Co)                  0.490               4/2/09        4,300,000
      6,915,000    Univ of Cincinnati OH General Rcpts Ser B
                      (LOC: Bayerische Landesbank)                                      0.490               4/2/09        6,915,000
      7,450,000    Univ of Cincinnati OH General Rcpts Ser F
                      (LOC: Bayerische Landesbank)                                      0.490               4/2/09        7,450,000
      1,600,000    Warren Co OH IDR (Liquid Container) (LOC: Bank of America NA)        0.590               4/2/09        1,600,000
      8,000,000    Westlake OH Hlthcare Fac (Lutheran Home)
                      (LOC: National City Bank)                                         3.200               4/2/09        8,000,000
      5,000,000    Wood Co OH Hosp Facs (Hosp Assn) (LOC: JPMorgan Chase Bank)          0.570               4/2/09        5,000,000
      4,720,000    Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                    0.500               4/2/09        4,720,000
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $296,650,000
-----------------------------------------------------------------------------------------------------------------------------------

                   ADJUSTABLE RATE PUT BONDS -- 0.2%
        650,000    Clermont Co OH EDR (John Q Hammons/Clermont Hills)
                      (LOC: Fifth Third Bank)                                           4.000               5/1/09     $    650,000
-----------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 99.6%
                   (Amortized Cost $401,436,785)                                                                       $401,436,785

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                          1,432,533
-----------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                $402,869,318
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 30.3%
$       445,000    De Forest WI Area SD UTGO Prerefunded @ 100                          5.450               4/1/09     $    445,000
        235,000    Hallsdale-Powell Util Dist Knox Co TN Wtr & Swr Rev                  3.000               4/1/09          235,000
        100,000    OH St Bldg Auth (Workers Comp Facs) Ser A                            5.000               4/1/09          100,000
        100,000    Saginaw Co MI Bldg Auth LTGO                                         4.000               4/1/09          100,000
        190,000    Battle Creek MI SD Sch Bldg & Site UTGO                              4.000               5/1/09          190,345
        140,000    Broussard LA Sales & Use Tax Pub Impt Rev                            3.750               5/1/09          140,154
        100,000    Charlotte MI Pub SD UTGO Prerefunded @ 100                           5.250               5/1/09          100,227
        600,000    Cook Co IL Cmnty Cons SD No 065 Evanston UTGO
                      Ser A Prerefunded @ 100                                           6.000               5/1/09          602,000
        300,000    CT St UTGO Ser B                                                     3.600               5/1/09          300,638
        105,000    OH St Higher Ed Cap Facs UTGO Ser B                                  5.250               5/1/09          105,316
        100,000    OH St Hwy Cap Impt UTGO Ser J                                        3.350               5/1/09          100,198
        400,000    Plymouth-Canton MI Cmnty SD UTGO                                     4.000               5/1/09          400,726
        200,000    Univ of KY Revs (Cons Edl Bldgs) ETM                                 5.000               5/1/09          200,497
        250,000    WI St UTGO Ser A Prerefunded @ 100                                   4.750               5/1/09          250,730
        400,000    Whitehall OH CSD UTGO BANS (Sch Facs Constr)                         2.500              5/13/09          400,464
        900,000    Willard OH Var Purp Impt LTGO BANS                                   3.750              5/27/09          902,435
        100,000    AL St Parks Sys Impt Corp UTGO Ser C                                 5.250               6/1/09          100,677
        295,000    Des Moines IA Area Cmnty College UTGO                                3.750               6/1/09          295,487
        210,000    Haverhill MA St Qualified Muni Purp Ln LTGO                          4.000               6/1/09          210,785
        100,000    IN Univ Rev                                                          5.000               6/1/09          100,617
        100,000    MA St Spl Oblig Rev Ser A                                            4.000               6/1/09          100,215
        250,000    OH St Higher Cap Facs Ser II-A                                       5.000               6/1/09          250,910
        125,000    OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                           3.000               6/1/09          125,295
        115,000    Topeka KS Pub Bldg Commn Rev (10th & Jackson)
                      Prerefunded @ 100                                                 5.000               6/1/09          115,478
        100,000    Univ of Toledo OH General Rcpts Ser A                                3.000               6/1/09          100,207
        200,000    North Syracuse NY Cent SD UTGO                                       2.750              6/15/09          200,346
        700,000    Lebanon OH Rd Impt UTGO BANS                                         3.000              6/23/09          700,941
        335,000    IN St Office Bldg Commn Facs Rev (Southeast Regl Treatment Ctr E)    4.000               7/1/09          336,923
        100,000    Indianapolis IN Loc Pub Impt Brd Bk (Wtr Wrks)                       5.000               7/1/09          100,722
        315,000    KY Hsg Corp Rev Ser C                                                3.850               7/1/09          315,000
        100,000    NM St Severance Tax Ser A                                            5.000               7/1/09          100,696
        800,000    Columbiana OH Elec Sys Impt BANS                                     2.650               7/9/09          800,533
        250,000    AK St UTGO Ser A                                                     5.250               8/1/09          253,051
        300,000    IL St First Ser UTGO                                                 5.500               8/1/09          303,741
        110,000    IN Univ Revs Student Fee Ser O                                       5.000               8/1/09          111,253
        225,000    IN Univ Revs Student Fees Ser S                                      4.000               8/1/09          227,190
        310,000    New York NY UTGO Ser G                                               2.875               8/1/09          310,332
        100,000    OH St Infra-A Impt UTGO                                              5.000               8/1/09          101,326
        100,000    OR St Brd Higher Ed UTGO Ser A Prerefunded @ 101                     5.300               8/1/09          102,419
        100,000    South Cent CT Regl Wtr Auth Wtr Sys Rev Fifteenth
                      Ser A Prerefunded @ 101                                           5.125               8/1/09          102,202
        260,000    Goose Creek TX CISD Unrefunded Balance 2006 UTGO                     7.000              8/15/09          265,883
        200,000    Univ of TX Univ Revs Fing Sys Ser B Prerefunded @ 100                5.700              8/15/09          203,061
        560,000    Bratenahl OH UTGO BANS (Greenspace Acquisition)                      2.750              8/27/09          561,115
        100,000    OH St Bldg Auth St Facs (Trans Bldg A)                               3.250               9/1/09          100,689
        590,000    Columbiana OH Var Purp UTGO BANS                                     2.850              9/15/09          590,794
        100,000    OH St UTGO (Common Schs) Ser A                                       5.000              9/15/09          101,809
        500,000    Union Twp OH TIF Rev BANS                                            3.000              9/15/09          502,254
        125,000    Cumberland Co NC Hosp Facs Rev (Cumberland Co Hosp Sys Inc)
                      Prerefunded @ 101                                                 5.250              10/1/09          128,879
        100,000    IL St UTGO                                                           5.500              10/1/09          102,206
        100,000    New Castle Co DE UTGO                                                5.000              10/1/09          101,585
        100,000    OH St Higher Edl Fac Commn Rev (Oberlin College)                     4.000              10/1/09          101,169
        663,000    Ashland OH Var Purp Impt B LTGO BANS                                 3.500             10/15/09          664,748

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 30.3%
                   (CONTINUED)
$       250,000    Londonderry NH UTGO                                                  2.750             10/15/09     $    252,336
        400,000    Springboro OH BANS (Real Estate Acq)                                 4.500             10/29/09          401,682
        300,000    Findlay OH (Wtr Wrks Sys) LTGO                                       3.375              11/1/09          304,041
        270,000    ME Muni Brd Bk Ser E Prerefunded @ 101                               5.875              11/1/09          279,109
        250,000    Seattle WA Muni Lt & Pwr Rev                                         5.000              11/1/09          255,771
        400,000    Hillsboro OH BANS (Emergency Dept)                                   3.300              11/5/09          401,293
        400,000    Cincinnati OH EDR BANS (Columbia Sq) Ser D                           3.000              11/6/09          400,586
        300,000    AMP OH Elec Rev BANS (Hubbard)                                       3.750             11/11/09          300,271
        300,000    Trotwood OH Cap Facs Impt A UTGO BANS                                3.625             11/12/09          300,675
        150,000    MI St Hosp Fin Auth Rev (Ascension Hlth Credit)
                      Ser A Prerefunded @ 101                                           5.750             11/15/09          154,934
        600,000    Niles OH UTGO BANS                                                   3.500             11/19/09          602,235
        565,000    AMP OH Elect Rev BANS (Amherst)                                      3.000             11/24/09          566,090
        200,000    Mount Prospect IL UTGO                                               3.000              12/1/09          201,974
        150,000    OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                           5.000              12/1/09          153,971
        155,000    Olentangy LSD OH UTGO Prerefunded @ 101                              5.250              12/1/09          160,306
        200,000    Pepper Pike OH LTGO                                                  3.800              12/1/09          202,573
        100,000    Snohomish Co WA SD No 016 Arlington UTGO                             4.150              12/1/09          101,754
        250,000    Springfield OH CSD Sch Energy Consv Impt LTGO                        3.500              12/1/09          251,230
        130,000    Springfield OH LTGO Prerefunded @ 101                                5.500              12/1/09          135,071
        450,000    Harrison OH TANS                                                     3.250             12/10/09          452,289
        200,000    AMP OH BANS (Seville Village)                                        3.000              1/15/10          200,391
        120,000    San Antonio TX Elec & Gas Ser A Prerefunded @ 100                    5.750               2/1/10          124,447
        200,000    Spring-Ford PA Area SD UTGO                                          3.500               2/1/10          203,706
        150,000    Tuscaloosa AL UTGO Wts                                               4.150              2/15/10          153,554
        317,000    Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                         2.500              3/10/10          319,197
        500,000    Willowick OH Var Purp Impt LTGO BANS                                 2.500              3/10/10          501,146
        300,000    Hamilton Twp OH Infra LTGO BANS                                      2.850              3/17/10          301,688
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                 $ 21,146,588
-----------------------------------------------------------------------------------------------------------------------------------

                   FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9%
        930,000    Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                      7.250               4/1/09          930,000
        100,000    Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)            0.500               4/1/09          100,000
        500,000    CA Fing Auth Res Recovery PCR (Burney Forest Prods A)
                      (LOC: Union Bank of California)                                   0.400               4/1/09          500,000
      1,000,000    Cincinnati & Hamilton Co OH Port Auth EDR
                      (Kenwood Office Assoc) (LOC: Fifth Third Bank)                    3.950               4/1/09        1,000,000
      2,100,000    CO Edl & Cultural Facs Auth Rev (Parker & Denver HS)
                      (LOC: Bank of America NA)                                         0.450               4/1/09        2,100,000
        300,000    CO Edl & Cultural Facs Rev (National Jewish Fed C-4)
                      (LOC: US Bank NA)                                                 0.500               4/1/09          300,000
      1,400,000    Collier Co FL Hlth Fac Auth (Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        0.400               4/1/09        1,400,000
        605,000    Hillsborough Co FL IDR (Vigo Importing Co)
                      (LOC: Bank of America NA)                                         1.000               4/1/09          605,000
      1,000,000    IL Dev Fin Auth Rev (Christian Heritage Academy)
                      (LOC: Fifth Third Bank)                                           2.950               4/1/09        1,000,000
      1,000,000    IL Fin Auth Rev (Lake Forest College) (LOC: Northern Trust Co)       0.600               4/1/09        1,000,000
        600,000    Martin Co FL PCR (Florida Pwr & Light Co)                            0.350               4/1/09          600,000
        200,000    New York NY UTGO Subser E2 (LOC: JPMorgan Chase Bank)                0.450               4/1/09          200,000
        600,000    OH St Air Quality Dev Auth PCR (FirstEnergy A) (LOC: Keybank NA)     0.650               4/1/09          600,000
        200,000    OH St Air Quality Dev Auth PCR (FirstEnergy B)
                      (LOC: Bank of America NA)                                         0.300               4/1/09          200,000
      2,000,000    OH St PCR (Sohio Air)                                                0.400               4/1/09        2,000,000
        800,000    OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy Gen Corp A)             0.300               4/1/09          800,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9%
                   (CONTINUED)
$       600,000    Orange Co FL Edl Facs Auth Rev (Rollins College)
                      (LOC: Bank of America NA)                                         0.350               4/1/09     $    600,000
        700,000    Pinellas Co FL Hlth Facs Auth Rev (Bayfront) (LOC: Suntrust Bank)    0.350               4/1/09          700,000
      1,400,000    Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                        0.550               4/1/09        1,400,000
        200,000    Sarasota-Manatee FL Arpt Auth Rev (LOC: Suntrust Bank)               0.350               4/1/09          200,000
      1,100,000    Scio Twp MI EDR (ADP)                                                1.130               4/1/09        1,100,000
        520,000    Ulster Co NY IDA IDR (Viking Industries Inc) (LOC: Key Bank NA)      1.150               4/1/09          520,000
        300,000    Volusia Co FL HFA MFH Rev (Fisherman's Landing Apt) (LOC: FNMA)      0.500               4/1/09          300,000
      1,215,000    VT Edl & Hlth Bldgs (Brattleboro Mem Hosp)
                      (LOC: TD Banknorth NA)                                            0.400               4/1/09        1,215,000
        500,000    West Valley UT IDR (Johnson Matthey Inc)
                      (LOC: HSBC Bank USA NA)                                           0.550               4/1/09          500,000
        630,000    Winston-Salem NC Urban Redev Mtg Rev
                      (Summit Sq Garden Apts)                                           1.170               4/1/09          630,000
        700,000    Ames TX Higher Ed Facs Corp Rev (St Gabriels)
                      (LOC: Allied Irish Bank PLC)                                      1.970               4/2/09          700,000
        240,000    CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)          0.940               4/2/09          240,000
        100,000    CA Statewide Cmntys IDR (American Modular Sys)
                      (LOC: Bank of the West)                                           0.800               4/2/09          100,000
        830,000    Dade Co FL IDR (Spectrum Programs Inc)
                      (LOC: Bank of America NA)                                         0.600               4/2/09          830,000
      1,150,000    Dayton KY TIF & Spl Assmt (Belmont Lake) (LOC: LaSalle Bank NA)      0.620               4/2/09        1,150,000
        300,000    Duval Co FL HFA MFH Rev (Sunbeam Road Apts)
                      (LOC: US Bank NA)                                                 0.470               4/2/09          300,000
      1,145,000    Eden Prairie MN MFH Rev (Lake Place Apts)
                      (LOC: Wells Fargo Bank)                                           0.570               4/2/09        1,145,000
        175,000    Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)           0.900               4/2/09          175,000
        500,000    Hailey ID IDC Rev (Rocky Mountain Hardware)
                      (LOC: Wells Fargo Bank)                                           0.720               4/2/09          500,000
        245,000    Hillsborough Co FL IDR (Mosi-Charter Sch A)
                      (LOC: Bank of America NA)                                         0.600               4/2/09          245,000
        700,000    IL Fin Auth IDR (E Kinast) Ser A (LOC: JPMorgan Chase Bank)          1.460               4/2/09          700,000
      1,800,000    IN Hlth Fac Fing Auth Rev (Clark Mem Hosp)
                      (LOC: JPMorgan Chase Bank)                                        0.500               4/2/09        1,800,000
      1,500,000    IN St Fin Auth Rev (LOC: Allied Irish Bank PLC)                      1.970               4/2/09        1,500,000
        850,000    Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)            0.920               4/2/09          850,000
        730,000    Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                   0.800               4/2/09          730,000
      1,900,000    Jacksonville FL Edl Facs Rev (Edward Waters College)
                      (LOC: Wachovia Bank NA)                                           0.570               4/2/09        1,900,000
        345,000    Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)         0.640               4/2/09          345,000
        100,000    Lemoore CA COP (Muni Golf Course)
                      (LOC: Union Bank of California)                                   0.370               4/2/09          100,000
        800,000    Lexington-Fayette Co KY Govt IBR (Liberty Ridge)
                      (LOC: US Bank NA)                                                 0.790               4/2/09          800,000
      1,985,000    Lexington-Fayette Co KY Rev IBR (Eastland Pkwy)
                      (LOC: US Bank NA)                                                 0.690               4/2/09        1,985,000
        715,000    Lucas Co OH Hosp Rev (Sunshine Inc Northwest OH)
                      (LOC: National City Bank NW)                                      1.040               4/2/09          715,000
      1,000,000    MA St Dev Fin Agy Rev (Seven Hills Fndtn) (LOC: TD Banknorth NA)     0.700               4/2/09        1,000,000
        240,000    Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)            0.850               4/2/09          240,000
      1,000,000    Marion Co FL IDA Rev MFH (Chambrel) (LOC: FNMA)                      0.550               4/2/09        1,000,000
        245,000    Oakland CA Liq Fac Rev (Assoc Bay Area Govt)
                      (LOC: Bank of the West)                                           0.640               4/2/09          245,000
      1,000,000    OH St Higher Edl Fac Rev (Otterbein College)
                      (LOC: JPMorgan Chase Bank)                                        2.000               4/2/09        1,000,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9%
                   (CONTINUED)
$     2,098,000    Orange Co FL IDA Rev (Trinity Prep Sch Inc)
                      (LOC: Wachovia Bank NA)                                           0.570               4/2/09     $  2,098,000
        350,000    Palm Beach Co FL Rev (Henry Morrison Flagler)
                      (LOC: Northern Trust Bank)                                        0.600               4/2/09          350,000
      1,000,000    Southglenn Met Dist CO Rev (LOC: BNP Paribas)                        0.540               4/2/09        1,000,000
        540,000    St Charles Co MO IDA Rev (National Cart) Ser A
                      (LOC: US Bank NA)                                                 1.260               4/2/09          540,000
      1,800,000    St Paul MN Hsg & Redev Auth Rev (Pur-Cretin-Derham Hall)
                      (LOC: Allied Irish Bank PLC)                                      1.920               4/2/09        1,800,000
        400,000    Tampa FL Rev (Univ Tampa) (LOC: Royal Bank of Canada)                0.470               4/2/09          400,000
      1,700,000    Volusia Co FL IDA Rev (Retirement Hsg Fndtn)
                      (LOC: KBC Bank NV)                                                0.480               4/2/09        1,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $ 48,683,000
-----------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 100.2%
                   (Amortized Cost $69,829,588)                                                                        $ 69,829,588

                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                                                         (114,581)
-----------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                $ 69,715,007
===================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2009.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CISD - Consolidated Independent School District
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LOC - Line of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

                                                               LEVEL 2 -                 LEVEL 3 -
                                        LEVEL 1 -          OTHER SIGNIFICANT            SIGNIFICANT
INVESTMENTS IN SECURITIES:             QUOTED PRICES       OBSERVABLE INPUTS        UNOBSERVABLE INPUTS
-------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund    $            --        $  32,388,852             $            --
Ohio Tax-Free Bond Fund                            --           56,195,571                          --
Ohio Tax-Free Money Market Fund                    --          401,436,785                          --
Tax-Free Money Market Fund                         --           69,829,588                          --

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of March 31, 2009, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of March 31, 2009, 26.7% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 8.3% in the State of Indiana, and 6.4% in the State of Kentucky.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2009, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of March 31, 2009, classified by revenue source, was as follows:

                                                FLORIDA                    OHIO
                                               TAX-FREE      OHIO        TAX-FREE     TAX-FREE
                                                MONEY      TAX-FREE       MONEY         MONEY
                                                MARKET       BOND         MARKET       MARKET
                                                 FUND        FUND          FUND         FUND
----------------------------------------------------------------------------------------------
General Obligations                               5.6%       41.7%          3.7%        11.2%
Revenue Bonds:
   Industrial Development/Pollution Control       5.9%         --           4.1%        10.6%
   Hospital/Health Care                          24.0%       15.1%         38.4%        15.0%
   Utilities/Water & Sewer                        6.7%        6.8%          7.0%         4.1%
   Education                                      7.9%       10.0%         21.6%        18.4%
   Housing/Mortgage                              33.7%         --           0.8%        14.7%
   Economic Development                           0.9%         --           6.6%        11.7%
   Public Facilities                              3.7%         --           2.4%          --
   Transportation                                  --         3.5%          0.8%          --
   Special Tax                                     --          --           4.0%         6.1%
   Prerefunded/Escrowed to Maturity                --        22.2%           --           --
   Miscellaneous                                 11.6%        0.7%         10.6%         8.2%
----------------------------------------------------------------------------------------------
Total Investments                               100.0%      100.0%        100.0%       100.0%
==============================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $55,282,196, resulting in gross unrealized appreciation and depreciation of $2,152,788 and $1,239,413, respectively, and net unrealized appreciation of $913,375.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 21, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 21, 2009